Accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Accounting Policies Abstract [Abstract]
Schedule of estimated effect on the consolidated equity attributable to the Group and on consolidated profit of a 1% change in the euro against the corresponding currency
The estimated effect on the consolidated equity attributable to the Group and on consolidated profit of a 1% appreciation of the euro against the corresponding currency is as follows:

Million euros
	Effect on consolidated equity			Effect on consolidated profit
Currency	2019	2018	2017	2019	2018	2017
US dollar	(161.3)	(162.3)	(157.9)	(3.5)	(4.1)	(1.4)
Chilean peso	(21.8)	(22.9)	(29.0)	(2.3)	(5.1)	(1.8)
Pound sterling	(189.2)	(171.2)	(176.6)	(3.9)	(4.5)	(3.1)
Mexican peso	(22.6)	(18.3)	(16.0)	(3.3)	(1.7)	(1.2)
Brazilian real	(71.6)	(85.6)	(93.1)	(10.4)	(5.6)	(6.5)
Polish zloty	(38.3)	(36.2)	(34.5)	(1.2)	(4.2)	(1.5)
Argentine peso	(6.9)	(7.8)	(7.4)	(1.2)	(0.6)	(3.5)
Similarly, the estimated effect on the Group’s consolidated equity and on consolidated profit of a 1% depreciation of the euro against the corresponding currency is as follows:

Million euros
	Effect on consolidated equity			Effect on consolidated profit
Currency	2019	2018	2017	2019	2018	2017
US dollar	164.6	165.6	161.1	3.5	4.2	1.5
Chilean peso	22.2	23.4	29.6	2.4	5.2	1.8
Pound sterling	193.0	174.7	180.2	4.0	4.6	3.2
Mexican peso	23.1	18.6	16.3	3.4	1.8	1.2
Brazilian real	73.1	87.4	95.0	10.6	5.7	6.6
Polish zloty	39.0	36.9	35.2	1.2	4.2	1.5
Argentine peso	7.0	8.0	7.6	1.3	0.6	3.6

Summary of fair values of financial assets and liabilities
The following table shows a summary of the fair values, at the end of 2019, 2018 and 2017, of the financial assets and liabilities indicated below, classified on the basis of the various measurement methods used by the Group to determine their fair value:

Million euros
	2019			2018*			2017
	Published price quotations in active markets (Level 1)	Internal Models (Level 2 and 3)	Total	Published price quotations in active markets (Level 1)	Internal Models (Level 2 and 3)	Total	Published price quotations in active markets (Level 1)	Internal Models (Level 2 and 3)	Total
Financial assets held for trading	44,581	63,649	108,230	37,108	55,771	92,879	58,215	67,243	125,458
Non-trading financial assets mandatorily at fair value through profit or loss	1,530	3,381	4,911	1,835	8,895	10,730
Financial assets designated at fair value through profit or loss	2,572	59,497	62,069	3,102	54,358	57,460	3,823	30,959	34,782
Financial assets at fair value through other comprehensive income	103,089	22,619	125,708	103,590	17,501	121,091
Financial assets available-for-sale**							113,258	18,802	132,060
Hedging derivatives (assets)	—	7,216	7,216	—	8,607	8,607	—	8,537	8,537
Financial liabilities held for trading	9,781	67,358	77,139	16,104	54,239	70,343	21,828	85,796	107,624
Financial liabilities designated at fair value through profit or loss	1,484	59,511	60,995	987	67,071	68,058	769	58,847	59,616
Hedging derivatives (liabilities)	—	6,048	6,048	5	6,358	6,363	8	8,036	8,044
Liabilities under insurance or reinsurance contracts	—	739	739	—	765	765	—	1,117	1,117

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).

**
In addition to the financial instruments measured at fair value shown in the foregoing table, at 31 December 2017, the Group held equity instruments classified as Financial assets available-for-sale and carried at cost amounting to EUR 1,211 million (see Note 51.c).

Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3)
Set forth below are the financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3) at 31 December 2019, 2018 and 2017:

Million euros
	Fair values calculated using internal models at
	2019**
	Level 2	Level 3	Valuation techniques	Main assumptions
ASSETS:	149,711	6,651
Financial assets held for trading	63,051	598
Credit institutions	—	—	Present value method	Yield curves, FX market prices
Customers***	355	—	Present value method	Yield curves, FX market prices
Debt and equity instruments	760	65	Present value method	Yield curves, FX market prices
Derivatives	61,936	533
Swaps	51,594	182	Present value method, Gaussian Copula****	Yield curves, FX market prices, HPI, Basis, Liquidity
Exchange rate options	469	8	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	3,073	177	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate futures	190	—	Present value method	Yield curves, FX market prices
Index and securities options	1,164	95	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Liquidity
Other	5,446	71	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX and EQ market prices, Dividends, Correlation, HPI, Credit, Others
Hedging derivatives	7,216	—
Swaps	6,485	—	Present value method	Yield curves, FX market prices, Basis
Interest rate options	25	—	Black's Model	Yield curves, FX market prices, Volatility surfaces
Other	706	—	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity, Others
Non-trading financial assets mandatorily at fair value through profit or loss	1,780	1,601
Equity instruments	1,272	550	Present value method	Market price, Interest rates curves, Dividends and Others
Debt instruments	498	675	Present value method	Interest rates curves
Loans and receivables***	10	376	Present value method, swap asset model & CDS	Interest rates curves and Credit curves
Financial assets designated at fair value through profit or loss	58,833	664
Central banks	6,474	—	Present value method	Interest rates curves, FX market prices
Credit institutions	21,598	50	Present value method	Interest rates curves, FX market prices
Customers	30,729	32	Present value method	Interest rates curves, FX market prices, HPI
Debt instruments	32	582	Present value method	Interest rates curves, FX market prices
Financial assets at fair value through other comprehensive income	18,831	3,788
Equity instruments	98	407	Present value method	Market price, Interest rates curves, Dividends and Others
Debt instruments	17,486	188	Present value method	Interest rates curves, FX market prices
Loans and receivables	1,247	3,193	Present value method	Interest rates curves, FX market prices and Credit curves

Million euros
	Fair values calculated using internal models at
	2019**
	Level 2	Level 3	Valuation techniques	Main assumptions
LIABILITIES	132,582	1,074
Financial liabilities held for trading	67,068	290
Central banks	—	—	Present value method	Yield curves, FX market prices
Credit institutions	—	—	Present value method	Yield curves, FX market prices
Customers	—	—	Present value method	Yield curves, FX market prices
Derivatives	61,789	290
Swaps	49,927	115	Present value method, Gaussian Copula****	Yield curves, FX market prices, Basis, Liquidity, HPI
Exchange rate options	658	1	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	4,291	34	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Index and securities options	1,309	88	Black-Scholes Model	Yield curves, FX market prices
Interest rate and equity futures	20	2	Present value method	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI, Credit, Others
Other	5,584	50	Present value method, Advanced stochastic volatility models	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI, Credit, Others
Short positions	5,279	—	Present value method	Yield curves ,FX & EQ market prices, Equity
Hedging derivatives	6,048	—
Swaps	4,737	—	Present value method	Yield curves ,FX & EQ market prices, Basis
Interest rate options	10	—	Black's Model	Yield curves , Volatility surfaces, FX market prices, Liquidity
Other	1,301	—	Present value method, Advanced stochastic volatility models and other	Yield curves , Volatility surfaces, FX market prices, Credit, Liquidity, Other
Financial liabilities designated at fair value through profit or loss	58,727	784	Present value method	Yield curves, FX market prices
Liabilities under insurance contracts	739	—	Present Value Method with actuarial techniques	Mortality tables and interest rate curves

Million euros
	Fair values calculated using internal models at		Fair values calculated using internal models at
	2018* **		2017**
	Level 2	Level 3	Level 2	Level 3	Valuation techniques
ASSETS:	140,659	4,473	124,178	1,363
Financial assets held for trading	55,033	738	66,806	437
Credit institutions	—	—	1,696	—	Present value method
Customers***	205	—	8,815	—	Present value method
Debt and equity instruments	314	153	335	32	Present value method
Derivatives	54,514	585	55,960	405
Swaps	44,423	185	44,766	189	Present value method, Gaussian Copula****
Exchange rate options	617	2	463	5	Black-Scholes Model
Interest rate options	3,778	149	4,747	162	Black's Model, Heath-Jarrow- Morton Model
Interest rate futures	—	—	2	—	Present value method
Index and securities options	1,118	198	1,257	5	Black-Scholes Model
Other	4,578	51	4,725	44	Present value method, Monte Carlo simulation and others
Hedging derivatives	8,586	21	8,519	18
Swaps	7,704	21	7,896	18	Present value method
Interest rate options	20	—	13	—	Black’s Model
Other	862	—	610	—	N/A
Non-trading financial assets mandatorily at fair value through profit or loss	7,492	1,403
Equity instruments	985	462			Present value method
Debt instruments	5,085	481			Present value method
Loans and receivables***	1,422	460			Present value method, swap asset model & CDS
Financial assets designated at fair value through profit or loss	53,482	876	30,677	282
Central banks	9,226	—
Credit institutions	22,897	201	9,889	—	Present value method
Customers*****	21,355	560	20,403	72	Present value method
Debt instruments	4	115			Present value method
Debt and equity instruments			385	210	Present value method
Financial assets at fair value through other comprehensive income	16,066	1,435
Equity instruments	455	581			Present value method
Debt instruments	14,699	165			Present value method
Loans and receivables	912	689			Present value method
Financial assets available-for-sale			18,176	626
Debt and equity instruments			18,176	626	Present value method

Million euros
	Fair values calculated using internal models at		Fair values calculated using internal models at
	2018* **		2017* **
	Level 2	Level 3	Level 2	Level 3	Valuation techniques
LIABILITIES:	127,991	442	153,600	196
Financial liabilities held for trading	53,950	289	85,614	182
Central banks	—	—	282	—	Present value method
Credit institutions	—	—	292	—	Present value method
Customers	—	—	28,179	—	Present value method
Derivatives	53,950	289	56,860	182
Swaps	43,489	111	45,041	100	Present value method, Gaussian Copula****
Exchange rate options	610	7	497	9	Black-Scholes Model
Interest rate options	4,411	26	5,402	19	Black's Model, Heath-Jarrow- Morton Model
Index and securities options	1,233	143	1,527	41	Black-Scholes Model
Interest rate and equity futures	7	—	1	—	Present value method
Other	4,200	2	4,392	13	Present value method, Monte Carlo simulation and others
Short positions	—	—	1	—	Present value method
Hedging derivatives	6,352	6	8,029	7
Swaps	5,868	6	7,573	7	Present value method
Interest rate options	158	—	287	—	Black’s Model
Other	326	—	169	—	N/A
Financial liabilities designated at fair value through profit or loss	66,924	147	58,840	7	Present value method
Liabilities under insurance contracts	765	—	1,117	—	Present value method with actuarial techniques

*	See reconciliation of IAS 39 as of 31 December 2017 as of 1 January 2018 (see Note 1.d).

**	Level 2 internal models use data based on observable market parameters, while level 3 internal models use significant non-observable inputs in market data.

***	Includes mainly short-term loans and reverse repurchase agreements with corporate customers (mainly brokerage and investment companies).

****
Includes credit risk derivatives with a net fair value of EUR -6 million at 31 December 2019 (31 December 2018 and 2017: net fair value of EUR 0 million and EUR 0 million, respectively). These assets and liabilities are measured using the Standard Gaussian Copula Model.

*****
Includes home mortgage loans to financial institutions in the UK (which are regulated and partly financed by the Government). The fair value of these loans was obtained using observable market variables, including current market transactions with similar amounts and collateral facilitated by the UK Housing Association. Since the Government is involved in these financial institutions, the credit risk spreads have remained stable and are homogeneous in this sector. The results arising from the valuation model are checked against current market transactions.

Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation
This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

Portfolio/Instrument					Impacts (Million euros)
(Level 3)	Valuation technique	Main unobservable inputs	Range	Weighted average	Unfavourable scenario	Favorable scenario

Financial assets held for trading
Trading derivatives	Present value model	Curves on TAB indexes*	a	a	(0.2)	0.2
	Present value model, modified Black Scholes	HPI forward growth rate	0%-5%	2.5%	(23.8)	23.1
		HPI spot	n/a	785.87**	(8.5)	8.5
	Interest rate curve, FX market prices	CPR	n/a	n/a	(163.2)	84.4
Caps/Floors	Black Model	No interest rate curve observable in the market. It is valued with the MXNTIIE28 swap curve and an FVA is calculated based on the differential between the corresponding fixings.	MXNTIIE28 curve + (-25bp, -2bp)	(13bp)	0.2	2.1
Cross Currency Swaps	Forward estimation	- No interest rate curve observable in the market. It is valued with the MXNTIIE28 swap curve and an FVA is calculated based on the differential between the corresponding fixings. -MXN long term fees	MXNTIIE91 Curve = MXNTIIE28 Curve + (-25bp, -2bp) Bid Offer Spread IRS TIIE 2bp - 10bp X-CCY USD/MXN 3bp - 10bp Swaps UDI/MXN 5bp - 20bp	TIIE91 -13bp IRS TIIE 6bp X-CCY MXN/USD 7bp Swaps UDI/MXN 13bp	(0.4)	0.4
Quanto options	Local term volatility and reference strike under the partial differential equation method.	No market volatility, a proxy is used	Beta vs Volatility Surface STOXX50E 69%-62%	Beta 65%	—	—
Interest Rate Swaps	Forward Estimation	This is a Balance Guaranteed Swap, which, as it did not have the appropriate valuation model, was completely covered Back-to-Back (both IRS clauses contain the same conditions for repayments)	n/a	n/a	—	—
Interest Rate Swaps	Forward Estimation	- No interest rate curve observable in the market. It is valued with the MXNTIIE28 swap curve and an FVA is calculated based on the differential between the corresponding fixings. -MXN long term fees	'MXNTIIE91 Curve = MXNTIIE28 Curve + (-25bp, -2bp) Bid Offer Spread IRS TIIE 2bp - 10bp X-CCY USD/MXN 3bp - 10bp Swaps UDI/MXN 5bp - 20bp	'TIIE91 -13bp IRS TIIE 6bp X-CCY MXN/USD 7bp Swaps UDI/MXN 13bp	(0.6)	1.7
Financial assets at fair value through other comprehensive income
Debt instruments and equity holdings	Present value method, others	Contingencies for litigation	0 - 100%	22%	(26.5)	7.3
	Present value method, others	Late payment and prepayment rate capital cost, long-term profit growth rate	a	a	(11.4)	11.4
	Present value method, others	Interest Rate Curves, FX Market Prices and Credit Curves	a	a	(2.2)	2.2
Loans and advances to customers	Local volatility	Long term volatility	n/a	34%	244.9	(313.8)
	Estimation of default probabilities from credit curves	CDS curves, generic curves are used	CDS Spread (24bp, 55bp)	35.63 spread	(26.6)	—

Non-trading financial assets mandatorily at fair value through profit or loss
Credit to customers	Weighted average by probability (according to forecast mortality rates) of European HPI options, using the Black-Scholes model	HPI forward growth rate	0%-5%	2.7%	(6.6)	5.8
Debt instruments and equity instruments		HPI spot	n/a	785.87**	(7.7)	7.7
	TD Black	Spain volatility	n/a	4.7%	2.2	(11.5)
	Asset Swap and CDS Model	Model - Interest Rate Curves and Credit	n/a	7.7%	(19.8)	4.4
	Cvx. Adj (SLN)	Long term volatility	n/a	8.0%	(121.2)	105.1
	Present Value Model, others	Credit Spreads	0.2%-1.6%	1.0%	0.1	(0.1)
Financial liabilities held for trading
Trading derivatives	Present value method, modifed Black-Scholes Model	HPI forward growth rate	0%-5%	2.4%	(7.3)	6.8
		HPI spot	n/a	765.38**	(4.3)	4.9
	Equity Linked Deposits	Basis Risk	1.5% -2%	0.50%	(6.8)	0.8
		Curves on TAB indexes*	a	a	—	—
	Discounted flows denominated in different currencies	This is a Balance Guaranteed Swap, which, as it did not have the appropriate valuation model, was completely covered Back-to-Back (both IRS clauses contain the same conditions for repayments)	n/a	n/a	—	—
	Discounted flows denominated in different currencies	No interest rate curve observable in the market. It is valued with the MXNTIIE28 swap curve and an FVA is calculated*	MXNTIIE28 Curve + (-20bp, 9.5bp)	(5bp)	—	0.1
Hedging derivatives (liabilities)
Hedging derivatives	Advanced models of local and stochastic volatility	Correlation between the price of shares	55%-75%	65%	n/a	n/a
	Advanced multi-factor interest rates models	Mean reversion of interest rates	0.0001-0.03	0.01***	—	—
Financial liabilities designated at fair value through profit or loss	—	—	—	—	b	b
Customer deposits	Flow Discounting Method	Curve specified by the local regulator	Curve (IGPM + 6%) + 100bps	Curve (IGPM + 6%) + 100bps	(37.0)	37.0

*
TAB: “Tasa Activa Bancaria” (Active Bank Rate). Average interest rates on 30, 90, 180 and 360-day deposits published by the Chilean Association of Banks and Financial Institutions (ABIF) in nominal currency (Chilean peso) and in real terms, adjusted for inflation (in Chilean unit of account (Unidad de Fomento - UF)).

**	There are national and regional HPIs. The HPI spot value is the weighted average of the indices that correspond to the positions of each portfolio. The impact reported is in response to a 10% shift.

***
Theoretical average value of the parameter. The change made for the favourable scenario is from 0.0001 to 0.03. An unfavourable scenario was not considered as there was no margin for downward movement from the parameter’s current level.

a.
The exercise was performed for the unobservable inputs described in the column "Main unobservable inputs" under probable scenarios. The weighted average range and value used is not shown because this exercise has been carried out jointly for different inputs or variants of them (for example, the TAB input are vector-term curves, for which there are also nominal and indexed curves to inflation), it is not possible to break down the result in an isolated manner by type of input. In the case of the TAB curve, the result is reported before movements of +/‑100 b.p. for the joint sensitivity of this index in CLP (Chilean peso) and UF. The same applies for interest rates in MXN (Mexican peso).

b.
The Group calculates the potential impact on the measurement of each instrument on a joint basis, regardless of whether the individual value is positive (assets) or negative (liabilities), and discloses the joint effect associated with the related instruments classified on the asset side of the consolidated balance sheet.

Note: Null impacts in Quanto options arise because the position is completely covered back-to-back.

Schedule of changes in financial instruments classified as Level 3
Lastly, the changes in the financial instruments classified as Level 3 in 2019, 2018 and 2017 were as follows:

	2018	Changes						2019
Million euros	Fair value calculated using internal models (Level 3)	Purchases/ Issuances	Sales/Settlements	Changes in fair value recognised in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (Level 3)
Financial assets held for trading	738	142	(80)	115	—	(317)	—	598
Debt instruments and equity instruments	153	34	(38)	4	—	(88)	—	65
Trading derivatives	585	108	(42)	111	—	(229)	—	533
Swaps	185	10	(14)	22	—	(20)	(1)	182
Exchange rate options	2	—	—	6	—	—	—	8
Interest rate options	149	—	(5)	33	—	—	—	177
Index and securities options	198	48	(18)	50	—	(182)	(1)	95
Other	51	50	(5)	—	—	(27)	2	71
Hedging derivatives (Assets)	21	—	—	—	—	(21)	—	—
Swaps	21	—	—	—	—	(21)	—	—
Financial assets at fair value through profit or loss	876	55	(16)	65	—	(261)	(55)	664
Credit entities	201	—	—	—	—	(151)	—	50
Loans and advances to customers	560	20	(9)	(1)	—	(496)	(42)	32
Debt instruments	115	35	(7)	66	—	386	(13)	582
Non-trading financial assets mandatorily at fair value through profit or loss	1,403	426	(325)	81	—	—	16	1,601
Loans and advances to customers	460	126	(252)	21	—	—	21	376
Debt instruments	481	199	(7)	(10)	—	—	12	675
Equity instruments	462	101	(66)	70	—	—	(17)	550
Financial assets at fair value through other comprehensive income	1,435	4,424	(1,698)	—	(190)	(252)	69	3,788
TOTAL ASSETS	4,473	5,047	(2,119)	261	(190)	(851)	30	6,651

Financial liabilities held for trading	289	136	(12)	45	—	(164)	(4)	290
Trading derivatives	289	136	(12)	45	—	(164)	(4)	290
Swaps	111	6	(5)	(17)	—	20	—	115
Exchange rate options	7	1	—	—	—	(7)	—	1
Interest rate options	26	—	—	8	—	—	—	34
Index and securities options	143	79	(7)	51	—	(177)	(1)	88
Securities and interest rate futures	—	3	—	—	—	—	(1)	2
Others	2	47	—	3	—	—	(2)	50
Hedging derivatives (Liabilities)	6	—	—	—	—	(6)	—	—
Swaps	6	—	—	—	—	(6)	—	—
Financial liabilities designated at fair value through profit or loss	147	298	(5)	31	—	313	—	784
TOTAL LIABILITIES	442	434	(17)	76	—	143	(4)	1,074

	2017							2018*
Million euros	Fair value calculated using internal models (Level 3)	Purchases/ Issuances	Sales/Settlements	Changes in fair value recognised in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (Level 3)
Financial assets held for trading	437	85	(60)	(16)	—	312	(20)	738
Debt instruments and equity instruments	32	22	(40)	2	—	141	(4)	153
Trading derivatives	405	63	(20)	(18)	—	171	(16)	585
Swaps	189	—	(8)	4	—	4	(4)	185
Exchange rate options	5	—	—	(2)	—	—	(1)	2
Interest rate options	162	—	(3)	(16)	—	8	(2)	149
Index and securities options	5	41	(1)	(35)	—	195	(7)	198
Other	44	22	(8)	31	—	(36)	(2)	51
Hedging derivatives (Assets)	18	—	—	3	—	—	—	21
Swaps	18	—	—	3	—	—	—	21
Financial assets designated at fair value through profit or loss	—	105	—	19	—	699	53	876
Credit entities	—		—	(1)	—	202	—	201
Loans and advances to customers	—	—	—	6	—	497	57	560
Debt instruments	—	105	—	14	—	—	(4)	115
Non-trading financial assets mandatorily at fair value through profit or loss	1,365	66	(35)	12	—	31	(36)	1,403
Loans and advances to customers	465	56	(22)	20	—	—	(59)	460
Debt instruments	518	—	(7)	(29)	—	1	(2)	481
Equity instruments	382	10	(6)	21	—	30	25	462
Financial assets at fair value through other comprehensive income	1,726	162	(238)	—	(269)	147	(93)	1,435
TOTAL ASSETS	3,546	418	(333)	18	(269)	1,189	(96)	4,473

Financial liabilities held for trading	182	41	(95)	9	—	161	(9)	289
Trading derivatives	182	41	(95)	9	—	161	(9)	289
Swaps	100	—	(7)	(7)	—	28	(3)	111
Exchange rate options	9	—	—	(2)	—	—	—	7
Interest rate options	19	—	(1)	(1)	—	10	(1)	26
Index and securities options	41	41	(87)	25	—	128	(5)	143
Other	13	—	—	(6)	—	(5)	—	2
Hedging derivatives (Liabilities)	7	—	—	(1)	—	—	—	6
Swaps	7		—	(1)	—	—	—	6
Financial liabilities designated at fair value through profit or loss	7	140	—	—	—	—	—	147
TOTAL LIABILITIES	196	181	(95)	8	—	161	(9)	442

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note1.d).

	2016	Changes						2017
Million euros	Fair value calculated using internal models (Level 3)	Purchases/ Issuances	Sales/ Settlements	Changes in fair value recognised in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (Level 3)
Financial assets held for trading	341	45	(21)	(129)	—	200	1	437
Debt and equity instruments	40	—	(7)	(1)	—	—	—	32
Derivatives	301	45	(14)	(128)	—	200	1	405
Swaps	55	1	(6)	(59)	—	200	(2)	189
Exchange rate options	2	5	—	(2)	—	—	—	5
Interest rate options	173	—	—	(11)	—	—	—	162
Index and securities options	26	—	(1)	(18)	—	—	(2)	5
Other	45	39	(7)	(38)	—	—	5	44
Hedging derivatives (Assets)	27	—	(2)	(7)	—	—	—	18
Swaps	27	—	(2)	(7)	—	—	—	18
Financial assets designated at fair value through profit or loss	325	—	(9)	(20)	—	—	(14)	282
Loans and advances to customers	74	—	(2)	3	—	—	(3)	72
Debt instruments	237	—	(7)	(21)	—	—	(10)	199
Equity instruments	14	—	—	(2)	—	—	(1)	11
Financial assets available-for-sale	656	1	(244)	—	59	(6)	160	626
TOTAL ASSETS	1,349	46	(276)	(156)	59	194	147	1,363

Financial liabilities held for trading	69	33	(3)	(38)	—	126	(5)	182
Derivatives	69	33	(3)	(38)	—	126	(5)	182
Swaps	1	—	—	(26)	—	126	(1)	100
Exchange rate options	—	21	—	(11)	—	—	(1)	9
Interest rate options	21	—	—	(2)	—	—	—	19
Index and securities options	46	—	(3)	—	—	—	(2)	41
Other	1	12	—	1	—	—	(1)	13
Hedging derivatives (Liabilities)	9	—	—	(2)	—	—	—	7
Swaps	9	—	—	(2)	—	—	—	7
Financial liabilities designated at fair value through profit or loss	8	—	—	—	—	—	(1)	7
TOTAL LIABILITIES	86	33	(3)	(40)	—	126	(6)	196

Schedule of financial assets and liabilities offset in consolidated balance sheets
Following is the detail of financial assets and liabilities that were offset in the consolidated balance sheets as of 31 December 2019, 2018 and 2017:

	31 December 2019
	Million euros
Assets	Gross amount of financial assets	Gross amount of financial liabilities offset in the balance sheet	Net amount of financial assets presented in the balance sheet
Derivatives	126,389	(55,776)	70,613
Reverse repurchase agreements	89,465	(5,168)	84,297
Total	215,854	(60,944)	154,910

	31 December 2018
	Million euros
Assets	Gross amount of financial assets	Gross amount of financial liabilities offset in the balance sheet	Net amount of financial assets presented in the balance sheet
Derivatives	107,055	(42,509)	64,546
Reverse repurchase agreements	79,114	(4,031)	75,083
Total	186,169	(46,540)	139,629

	31 December 2017
	Million euros
Assets	Gross amount of financial assets	Gross amount of financial liabilities offset in the balance sheet	Net amount of financial assets presented in the balance sheet
Derivatives	103,740	(37,960)	65,780
Reverse repurchase agreements	56,701	(7,145)	49,556
Total	160,441	(45,105)	115,336

Financial asset and liability balances are offset, i.e. reported in the consolidated balance sheet at their net amount, only if the Group entities currently have a legally enforceable right to set off the recognised amounts and intend either to settle on a net basis, or to realise the asset and settle the liability simultaneously.
Following is the detail of financial assets and liabilities that were offset in the consolidated balance sheets as of 31 December 2019, 2018 and 2017:

	31 December 2019
	Million euros
Liabilities	Gross amount of financial liabilities	Gross amount of financial assets offset in the balance sheet	Net amount of financial liabilities presented in the balance sheet
Derivatives	124,840	(55,776)	69,064
Reverse repurchase agreements	81,087	(5,168)	75,919
Total	205,927	(60,944)	144,983

	31 December 2018
	Million euros
Liabilities	Gross amount of financial liabilities	Gross amount of financial assets offset in the balance sheet	Net amount of financial liabilities presented in the balance sheet
Derivatives	104,213	(42,509)	61,704
Reverse repurchase agreements	82,201	(4,031)	78,170
Total	186,414	(46,540)	139,874

	31 December 2017
	Million euros
Liabilities	Gross amount of financial liabilities	Gross amount of financial assets offset in the balance sheet	Net amount of financial liabilities presented in the balance sheet
Derivatives	103,896	(37,960)	65,936
Reverse repurchase agreements	110,953	(7,145)	103,808
Total	214,849	(45,105)	169,744

Criteria used to determine if a financial instrument has increased credit risk
In order to determine whether a financial instrument has increased its credit risk since initial recognition and is to be classified in Stage 2, the Group considers the following criteria:

Quantitative criteria
Changes in the risk of a default occurring through the expected life of the financial instrument are analysed and quantified with respect to its credit level in its initial recognition.

With the purpose of determining if such changes are considered as significant, with the consequent classification into stage 2, each Group unit has defined the quantitative thresholds to consider in each of its portfolios taking into account corporate guidelines ensuring a consistent interpretation in all units.

Within the quantitative thresholds, two types are considered: A relative threshold is those that compare current credit quality with credit quality at the time of origination in percentage terms of change. In addition, an absolute threshold compares both references in total terms, calculating the difference between the two. These absolute/relative concepts are used homogeneously (with different values) in all geographies. The use of one type of threshold or another (or both) is determined in accordance with the process described in Note 54, below, and is marked by the type of portfolio and characteristics such as the starting point of the average credit quality of the portfolio.

Qualitative criteria
In addition to the quantitative criteria indicated, various indicators are used that are aligned with those used by the Group in the normal management of credit risk. Irregular positions of more than 30 days and renewals are common criteria in all Group units. In addition, each unit can define other qualitative indicators, for each of its portfolios, according to the particularities and normal management practices in line with the policies currently in force (i.e. use of management alerts, etc.).
The use of these qualitative criteria is complemented with the use of an expert judgement, under the corresponding governance.

Schedule of tangible asset depreciation rates
The period tangible asset depreciation charge is recognised in the consolidated income statement and is calculated using the following depreciation rates (based on the average years of estimated useful life of the various assets):

Average annual rate
Buildings for own use	2.0%
Furniture	7.7%
Fixtures	7.0%
Office and IT equipment	25.0%
Lease use rights	Less than the lease term or the useful life of the underlying asset